OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Direct and indirect Tax receivables	$ 22,892	$ 21,902
Prepaid expenses	11,097	9,783
Receivables from Hedging transactions - see Notes 10, 12A and 12D	1,894	1,685
Other receivables	73	949
Other current assets	$ 35,956	$ 34,319